Accounts Receivable, Net - Schedule of Analysis of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 185,755	$ 26,163	¥ 177,563	¥ 128,199
Additions charged to current expected credit loss	20,557	2,895	20,602	53,294
Reversal	(42,660)	(6,009)	(12,303)	0
Write off	(2,630)	(370)	(107)	(3,930)
Ending balance	¥ 161,022	$ 22,679	¥ 185,755	¥ 177,563